LMCG Global MultiCap Fund
LMCG Global MultiCap Fund
Investment Objective
LMCG Global MultiCap Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LMCG Global MultiCap Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LMCG Global MultiCap Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	3.07%	2.88%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%
Total Annual Fund Operating Expenses		4.32%	3.88%
Fee Waiver and/or Expense Reimbursement	[3]	(2.72%)	(2.53%)
Net Annual Fund Operating Expenses		1.60%	1.35%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal period.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds" which generally includes investments in other mutual funds, hedge funds, private equity funds and other pooled investment vehicles.
[3]	Lee Munder Capital Group, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares and Institutional Shares to 1.45% and 1.20%, respectively, through July 31, 2014 ("Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example LMCG Global MultiCap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Shares	163	1,062
Institutional Shares	137	951

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of domestic and foreign equity securities of companies in the MSCI All Country World IMI Index. The Fund’s investments in foreign securities include common stocks and depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), of companies of any market capitalization located in developed and emerging market countries. The location of companies in which the Fund invests may be determined by a company's country of incorporation or by the location of the securities exchange on which a company is principally traded. The Fund expects to invest primarily in the U.S. and foreign developed market countries such as Germany, France, United Kingdom, Japan and Hong Kong. Consistent with its investment objective, the Fund intends to invest opportunistically in the various market capitalization segments and to vary its allocations to micro, small, mid and large capitalization companies. As of June 30, 2012, the market capitalization range of companies in the MSCI All Country World IMI Index was $3 million to $419 billion.

Based upon evaluation of strategy performance, outlook and asset class valuation in prevailing market conditions, the Adviser allocates Fund assets across a diverse set of internally managed fundamental and quantitative strategies that vary by asset class and investment style. The strategy seeks to produce returns that capitalize on the Adviser’s active portfolio management processes and global equity asset allocation. The Fund may invest in exchange traded funds (“ETFs”) based on their ability to offer specific sector and style exposure desired.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Depositary Receipts Risk. The Fund may invest in ADRs and GDRs. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund’s equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Quantitative Strategy Risk. The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and Exchange-Traded Funds (“ETFs”) invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Small and Micro Capitalization Company Risk. The Fund’s investments in small and micro capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Performance Information
The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.